Flaherty & Crumrine Preferred and Income Securities Fund Incorporated PORTFOLIO OF INVESTMENTS August 31, 2019 (Unaudited)

Shares/$ Par	Value

Preferred Stock & Hybrid Preferred Securities§ — 78.1%
Banking — 41.4%

$14,800,000	Bank of America Corporation, 5.875% to 03/15/28 then 3ML + 2.931%, Series FF	$16,103,880	*(1)(2)
$5,985,000	BB&T Corporation, 4.80% to 09/01/24 then T5Y + 3.003%	6,037,369	*(1)(2)(3)
58,600	Capital One Financial Corporation, 6.00%, Series H	1,566,085	*(2)
	Citigroup, Inc.:
$1,490,000	5.875% to 03/27/20 then 3ML + 4.059%, Series O	1,503,552	*(2)
$4,590,000	5.95% to 05/15/25 then 3ML + 3.905%, Series P	4,915,224	*(2)
1,036,484	6.875% to 11/15/23 then 3ML + 4.13%, Series K	29,021,552	*(1)(2)
572,357	7.125% to 09/30/23 then 3ML + 4.04%, Series J	16,403,752	*(1)(2)
	Citizens Financial Group, Inc.:
161,500	6.35% to 04/06/24 then 3ML + 3.642%, Series D	4,513,780	*(1)(2)
$5,700,000	6.375% to 04/06/24 then 3ML + 3.157%, Series C	5,965,164	*(1)(2)(3)
	CoBank ACB:
22,120	6.125%, Series G, 144A****	2,245,180	*(2)
104,000	6.20% to 01/01/25 then 3ML + 3.744%, Series H, 144A****	11,138,400	*(2)
60,000	6.25% to 10/01/22 then 3ML + 4.557%, Series F, 144A****	6,360,000	*(1)(2)
$2,498,000	6.25% to 10/01/26 then 3ML + 4.66%, Series I, 144A****	2,691,595	*(2)
	Fifth Third Bancorp:
288,340	6.00%, Series A	7,789,505	*(1)(2)
1,403,731	6.625% to 12/31/23 then 3ML + 3.71%, Series I	39,650,067	*(1)(2)
	First Horizon National Corporation:
3,730	First Tennessee Bank, 3ML + 0.85%, min 3.75%, 3.75%(4),144A****	2,760,200	*(2)
9	FT Real Estate Securities Company, 9.50% 03/31/31, 144A****	11,745,000
	Goldman Sachs Group:
$12,000,000	5.00% to 11/10/22 then 3ML + 2.874%, Series P	11,890,740	*(1)(2)(3)
$3,460,000	5.50% to 08/10/24 then T5Y + 3.623%, Series Q	3,628,571	*(2)
$285,000	3ML + 3.884%, 6.065%(4), Series L	285,713	*(2)
130,242	6.375% to 05/10/24 then 3ML + 3.55%, Series K	3,610,712	*(1)(2)
$4,400,000	HSBC Holdings PLC: HSBC Capital Funding LP, 10.176% to 06/30/30 then 3ML + 4.98%, 144A****	7,101,732	(1)(2)(3)(5)
	Huntington Bancshares, Inc.:
590,000	6.25%, Series D	15,689,280	*(1)(2)
$5,800,000	5.70% to 04/15/23 then 3ML + 2.88%, Series E	5,869,397	*(1)(2)(3)
	JPMorgan Chase & Company:
$2,300,000	5.00% to 08/01/24 then SOFRRATE + 3.38%, Series FF	2,389,125	*(2)
$22,954,000	3ML + 3.47%, 5.7358%(4), Series I	23,108,251	*(1)(2)(3)
30,255	6.125%, Series Y	778,007	*(2)
$5,450,000	6.00% to 08/01/23 then 3ML + 3.30%, Series R	5,808,147	*(1)(2)
$15,155,000	6.75% to 02/01/24 then 3ML + 3.78%, Series S	16,889,717	*(1)(2)(3)
502,300	KeyCorp, 6.125% to 12/15/26 then 3ML + 3.892%, Series E	14,266,425	*(1)(2)
$9,340,000	Lloyds TSB Bank PLC, 12.00% to 12/16/24 then 3ML + 11.756%, 144A****	11,279,218	(1)(2)(3)(5)

Shares/$ Par	Value

Preferred Stock & Hybrid Preferred Securities — (Continued)
Banking — (Continued)

Flaherty & Crumrine Preferred and Income Securities Fund Incorporated PORTFOLIO OF INVESTMENTS (Continued) August 31, 2019 (Unaudited)

$16,750,000	M&T Bank Corporation, 6.45% to 02/15/24 then 3ML + 3.61%, Series E	$18,185,726	*(1)(2)(3)
86,000	Merchants Bancorp, 6.00% to 10/01/24 then 3ML + 4.569%, Series B	2,231,270	*(2)
	Morgan Stanley:
879,089	5.85% to 04/15/27 then 3ML + 3.491%, Series K	23,805,730	*(1)(2)
519,272	6.875% to 01/15/24 then 3ML + 3.94%, Series F	14,570,772	*(1)(2)
300,437	7.125% to 10/15/23 then 3ML + 4.32%, Series E	8,579,069	*(1)(2)
980,018	New York Community Bancorp, Inc., 6.375% to 03/17/27 then 3ML + 3.821%, Series A	27,602,011	*(1)(2)
89,600	People’s United Financial, Inc., 5.625% to 12/15/26 then 3ML + 4.02%, Series A	2,472,512	*(2)
	PNC Financial Services Group, Inc.:
1,914,780	6.125% to 05/01/22 then 3ML + 4.067%, Series P	52,680,385	*(1)(2)
$3,043,000	6.75% to 08/01/21 then 3ML + 3.678%, Series O	3,277,767	*(1)(2)(3)
	Regions Financial Corporation:
571,200	5.70% to 08/15/29 then 3ML + 3.148%, Series C	15,800,820	*(1)(2)
27,213	6.375% to 09/15/24 then 3ML + 3.536%, Series B	753,868	*(2)
8,641	Sovereign Bancorp: Sovereign REIT, 12.00%, Series A, 144A****	9,420,548	(2)
	State Street Corporation:
$1,000,000	5.625% to 12/15/23 then 3ML + 2.539%, Series H	1,026,520	*(2)
505,500	5.90% to 03/15/24 then 3ML + 3.108%, Series D	13,609,324	*(1)(2)
59,724	Sterling Bancorp, 6.50%, Series A	1,671,973	*(2)
224,413	Synovus Financial Corporation, 5.875% to 07/01/24 then T5Y + 4.127%, Series E	5,951,994	*(2)
87,000	TriState Capital Holdings, Inc., 6.375% to 07/01/26 then 3ML + 4.088%, Series B	2,337,255	*(2)
165,000	Valley National Bancorp, 5.50% to 09/30/22 then 3ML + 3.578%, Series B	4,266,075	*(1)(2)
	Wells Fargo & Company:
55,000	5.625%, Series Y	1,468,060	*(2)
1,353	7.50%, Series L	1,969,776	*(2)
339,095	5.85% to 09/15/23 then 3ML + 3.09%, Series Q	8,956,787	*(1)(2)
$3,000,000	5.875% to 06/15/25 then 3ML + 3.99%, Series U	3,310,935	*(1)(2)(3)
$16,314,000	3ML + 3.77%, 6.1803%(4), Series K	16,456,748	*(1)(2)(3)
402,925	6.625% to 03/15/24 then 3ML + 3.69%, Series R	11,247,651	*(1)(2)
	Zions Bancorporation:
20,000	6.30% to 03/15/23 then 3ML + 4.24%, Series G	551,300	*(2)
$10,265,000	7.20% to 09/15/23 then 3ML + 4.44%, Series J	11,093,539	*(1)(2)
		556,303,755
Financial Services — 1.7%
$2,540,000	AerCap Global Aviation Trust, 6.50% to 06/15/25 then 3ML + 4.30%, 06/15/45, 144A****	2,720,975	(5)

Flaherty & Crumrine Preferred and Income Securities Fund Incorporated PORTFOLIO OF INVESTMENTS (Continued) August 31, 2019 (Unaudited)

Shares/$ Par	Value

Preferred Stock & Hybrid Preferred Securities — (Continued)
Financial Services — (Continued)

	Charles Schwab Corporation:
13,600	5.95%, Series D	$358,428	*(2)
176,400	6.00%, Series C	4,730,166	*(1)(2)
$2,600,000	E*TRADE Financial Corporation, 5.30% to 03/15/23 then 3ML + 3.16%, Series B	2,575,859	*(1)(2)(3)
	General Motors Financial Company:
$2,625,000	5.75% to 09/30/27 then 3ML + 3.598%, Series A	2,445,240	*(2)
$4,400,000	6.50% to 09/30/28 then 3ML + 3.436%, Series B	4,327,312	*(2)
66,229	National Rural Utilities Cooperative Finance Corporation, 5.50% 05/15/64	1,851,928
122,000	Stifel Financial Corp., 6.25%, Series B	3,326,330	*(2)
		22,336,238
Insurance — 18.8%
	Allstate Corporation:
296,800	5.10%, Series H	7,756,868	*(1)(2)(3)
482,162	6.625%, Series E	12,285,488	*(1)(2)
$9,020,000	American International Group, Inc., 8.175% to 05/15/38 then 3ML + 4.195%, 05/15/58	12,100,510	(1)(3)
$718,000	Aon Corporation, 8.205% 01/01/27	898,146	(1)(3)
	Arch Capital Group, Ltd.:
67,000	5.25%, Series E	1,679,355	**(2)(5)
56,500	5.45%, Series F	1,444,422	**(2)(5)
	Aspen Insurance Holdings Ltd.:
65,962	5.625%	1,725,236	**(2)(5)
65,830	5.95% to 07/01/23 then 3ML + 4.06%	1,819,541	**(2)(5)
510,000	Athene Holding Ltd., 6.35% to 06/30/29 then 3ML + 4.253%, Series A	14,461,050	**(1)(2)(5)
$3,315,000	AXA SA, 6.379% to 12/14/36 then 3ML + 2.256%, 144A****	3,854,831	**(1)(2)(3)(5)
52,191	Axis Capital Holdings Ltd., 5.50%, Series E	1,333,741	**(2)(5)
$4,566,000	Chubb Ltd.: Ace Capital Trust II, 9.70% 04/01/30	6,716,129	(1)(3)
805,950	Delphi Financial Group, 3ML + 3.19%, 5.3481%(4) 05/15/37	18,335,362	(1)(3)
254,000	Enstar Group Ltd., 7.00% to 09/01/28 then 3ML + 4.015%, Series D	6,815,455	**(1)(2)(5)
$7,310,000	Everest Reinsurance Holdings, 3ML + 2.385%, 4.5431%(4) 05/15/37	6,663,759	(1)(3)
19,616	Hartford Financial Services Group, Inc., 7.875% to 04/15/22 then 3ML + 5.596%, 04/15/42	571,512
$24,634,000	Liberty Mutual Group, 7.80% 03/15/37, 144A****	31,201,301	(1)(3)
	MetLife, Inc.:
$18,250,000	9.25% 04/08/38, 144A****	25,944,109	(1)(3)
$17,895,000	10.75% 08/01/39	28,844,324	(1)(3)
$2,250,000	MetLife Capital Trust IV, 7.875% 12/15/37, 144A****	2,924,978	(1)(3)

Flaherty & Crumrine Preferred and Income Securities Fund Incorporated PORTFOLIO OF INVESTMENTS (Continued) August 31, 2019 (Unaudited)

Shares/$ Par	Value

Preferred Stock & Hybrid Preferred Securities — (Continued)
Insurance — (Continued)

	PartnerRe Ltd.:
119,243	5.875%, Series I	$3,118,801	**(1)(2)(5)
36,074	6.50%, Series G	974,539	**(1)(2)(5)
405,756	7.25%, Series H	11,012,218	**(1)(2)(5)
$4,906,000	Prudential Financial, Inc., 5.625% to 06/15/23 then 3ML + 3.92%, 06/15/43	5,266,419	(1)(3)
100,000	RenaissanceRe Holdings Ltd., 5.75%, Series F	2,644,370	**(2)(5)
$26,660,000	Unum Group: Provident Financing Trust I, 7.405% 03/15/38	30,368,273	(1)
138,000	Voya Financial, Inc., 5.35% to 09/15/29 then T5Y + 3.21%, Series B	3,782,925	*(2)
$8,000,000	XL Group Limited: Catlin Insurance Company Ltd., 3ML + 2.975%, 5.2775%(4), 144A****	7,972,160	(1)(2)(3)(5)
		252,515,822
Utilities — 7.2%
236,500	Algonquin Power & Utilities Corporation, 6.20% to 07/01/24 then 3ML + 4.01%, 07/01/79, Series 2019-A	6,554,006	(5)
$3,752,000	CenterPoint Energy, Inc., 6.125% to 09/01/23 then 3ML + 3.27%, Series A	3,932,903	*(1)(2)
$16,798,000	Commonwealth Edison: COMED Financing III, 6.35% 03/15/33	18,630,220	(1)(3)
598,312	Dominion Energy, Inc., 5.25% 07/30/76, Series A	15,916,595	(1)(3)
55,000	DTE Energy Company, 6.00% 12/15/76, Series F	1,531,722
103,000	Duke Energy Corporation, 5.75%, Series A	2,868,807	*(2)
$12,170,000	Emera, Inc., 6.75% to 06/15/26 then 3ML + 5.44%, 06/15/76, Series 2016A	13,253,373	(1)(3)(5)
98,800	Indianapolis Power & Light Company, 5.65%	10,222,688	*(2)
438,400	Integrys Energy Group, Inc., 6.00% to 08/01/23 then 3ML + 3.22%, 08/01/73	11,902,560	(1)(3)
	NextEra Energy:
	NextEra Energy Capital Holdings, Inc.:
$717,000	3ML + 2.125%, 4.5353%(4) 06/15/67, Series C	605,164	(1)(3)
$550,000	5.65% to 05/01/29 then 3ML + 3.156%, 05/01/79	587,130
	NiSource, Inc.:
$1,900,000	5.65% to 06/15/23 then T5Y + 2.843%, Series A	1,891,517	*(2)
166,000	6.50% to 03/15/24 then T5Y + 3.632%, Series B	4,583,675	*(1)(2)
$2,386,000	PECO Energy: PECO Energy Capital Trust III, 7.38% 04/06/28, Series D	2,768,888	(1)(3)
70,000	Southern California Edison: SCE Trust V, 5.45% to 03/15/26 then 3ML + 3.79%, Series K	1,742,650	*(1)(2)
		96,991,898

Flaherty & Crumrine Preferred and Income Securities Fund Incorporated PORTFOLIO OF INVESTMENTS (Continued) August 31, 2019 (Unaudited)

Shares/$ Par	Value

Preferred Stock & Hybrid Preferred Securities — (Continued)
Energy — 5.5%

	DCP Midstream LP:
$6,450,000	7.375% to 12/15/22 then 3ML + 5.148%, Series A	$6,185,679	(1)(2)(3)
21,500	7.875% to 06/15/23 then 3ML + 4.919%, Series B	516,933	(2)
$2,510,000	DCP Midstream LLC, 5.85% to 05/21/23 then 3ML + 3.85%, 05/21/43, 144A****	2,334,300
$6,200,000	Enbridge, Inc., 6.00% to 01/15/27 then 3ML + 3.89%, 01/15/77	6,500,576	(1)(3)(5)
	Energy Transfer LP:
	Energy Transfer Operating LP:
696,750	7.375% to 05/15/23 then 3ML + 4.53%, Series C	16,793,417	(1)(2)(3)
830,000	7.60% to 05/15/24 then 3ML + 5.161%, Series E	20,785,275	(2)
8,600	7.625% to 08/15/23 then 3ML + 4.738%, Series D	211,775	(2)
$3,700,000	Enterprise Products Operating L.P., 5.25% to 08/16/27 then 3ML + 3.033%, 08/16/77, Series E	3,659,374
191,783	NuStar Logistics LP, 3ML + 6.734%, 9.0374%(4) 01/15/43	4,978,687	(1)(3)
	Transcanada Pipelines, Ltd.:
$4,000,000	5.30% to 03/15/27 then 3ML + 3.208%, 03/15/77, Series 2017-A	3,976,080	(1)(3)(5)
$7,000,000	5.875% to 08/15/26 then 3ML + 4.64%, 08/15/76, Series 2016-A	7,395,640	(1)(3)(5)
		73,337,736
Communication — 0.3%
$4,000,000	Vodafone Group PLC, 7.00% to 04/04/29 then SW5 + 4.873%, 04/04/79	4,571,798	(5)
		4,571,798
Real Estate Investment Trust (REIT) — 0.2%
19,210	Annaly Capital Management, Inc., 6.95% to 09/30/22 then 3ML + 4.993%, Series F	494,177	(2)
20,064	National Retail Properties, Inc., 5.20%, Series F	507,519	(2)
37,673	PS Business Parks, Inc., 5.20%, Series W	966,497	(2)
		1,968,193
Miscellaneous Industries — 3.0%
$2,500,000	BHP Billiton Limited: BHP Billiton Finance U.S.A., Ltd., 6.75% to 10/19/25 then SW5 + 5.093%, 10/19/75, 144A****	2,931,800	(5)
$5,074,000	General Electric Company, 5.00% to 01/21/21 then 3ML + 3.33%, Series D	4,612,367	*(1)(2)(3)
	Land O’ Lakes, Inc.:
$6,800,000	7.00%, Series C, 144A****	6,472,750	*(2)
$7,900,000	7.25%, Series B, 144A****	7,712,375	*(2)
$9,500,000	8.00%, Series A, 144A****	9,773,125	*(1)(2)
97,900	Ocean Spray Cranberries, Inc., 6.25%, 144A****	8,615,200	*(2)
		40,117,617
	Total Preferred Stock & Hybrid Preferred Securities (Cost $974,339,815)	1,048,143,057

Flaherty & Crumrine Preferred and Income Securities Fund Incorporated PORTFOLIO OF INVESTMENTS (Continued) August 31, 2019 (Unaudited)

Shares/$ Par	Value

Contingent Capital Securities† — 15.5%
Banking — 13.7%

	Banco Bilbao Vizcaya Argentaria SA:
$12,800,000	6.125% to 11/16/27 then SW5 + 3.87%	$12,059,520	**(1)(2)(3)(5)
$4,000,000	6.50% to 03/05/25 then T5Y + 5.192%, Series 9	4,058,000	**(2)(5)
$2,970,000	Banco Mercantil del Norte SA, 7.625% to 01/06/28 then T10Y + 5.353%, 144A****	2,982,028	**(2)(5)
	Barclays Bank PLC:
$3,375,000	7.75% to 09/15/23 then SW5 + 4.842%	3,449,132	**(2)(5)
$18,863,000	7.875% to 03/15/22 then SW5 + 6.772%, 144A****	19,665,621	**(1)(2)(5)
$8,040,000	8.00% to 06/15/24 then T5Y + 5.672%	8,367,751	**(1)(2)(5)
	BNP Paribas:
$2,340,000	7.00% to 08/16/28 then SW5 + 3.98%, 144A****	2,546,856	**(2)(5)
$28,790,000	7.375% to 08/19/25 then SW5 + 5.15%, 144A****	32,017,503	**(1)(2)(3)(5)
$8,000,000	7.625% to 03/30/21 then SW5 + 6.314%, 144A****	8,462,800	**(1)(2)(3)(5)
$1,630,000	Credit Agricole SA, 7.875% to 01/23/24 then SW5 + 4.898%,144A****	1,806,529	**(2)(5)
	Credit Suisse Group AG:
$6,150,000	6.375% to 08/21/26 then T5Y + 4.822%, 144A****	6,368,325	**(2)(5)
$4,500,000	7.25% to 09/12/25 then SW5 + 4.332%, 144A****	4,794,278	**(1)(2)(5)
$4,700,000	7.50% to 07/17/23 then SW5 + 4.60%, 144A****	5,009,331	**(1)(2)(3)(5)
	HSBC Holdings PLC:
$2,100,000	6.00% to 05/22/27 then ISDA5 + 3.746%	2,108,442	**(1)(2)(3)(5)
$20,770,000	6.50% to 03/23/28 then ISDA5 + 3.606%	21,364,022	**(1)(2)(3)(5)
$475,000	Lloyds Banking Group PLC, 7.50% to 09/27/25 then SW5 + 4.496%	492,031	**(2)(5)
$3,000,000	Macquarie Bank Ltd., 6.125% to 03/08/27 then SW5 + 3.703%, 144A****	3,023,340	**(2)(5)
	Societe Generale SA:
$17,750,000	6.75% to 04/06/28 then SW5 + 3.929%, 144A****	17,965,663	**(1)(2)(3)(5)
$7,000,000	7.375% to 09/13/21 then SW5 + 6.238%, 144A****	7,376,250	**(1)(2)(5)
	Standard Chartered PLC:
$11,370,000	7.50% to 04/02/22 then SW5 + 6.301%, 144A****	11,924,288	**(1)(2)(3)(5)
$8,000,000	7.75% to 04/02/23 then SW5 + 5.723%, 144A****	8,565,720	**(1)(2)(3)(5)
		184,407,430
Insurance — 1.8%
$21,757,000	QBE Insurance Group Ltd., 7.50% to 11/24/23 then SW10 + 6.03%, 11/24/43, 144A****	24,319,322	(1)(3)(5)
		24,319,322
	Total Contingent Capital Securities (Cost $201,589,264)	208,726,752

Flaherty & Crumrine Preferred and Income Securities Fund Incorporated PORTFOLIO OF INVESTMENTS (Continued) August 31, 2019 (Unaudited)

Shares/$ Par	Value

Corporate Debt Securities§ — 4.7%
Banking — 1.6%
789,789	Texas Capital Bancshares Inc., 6.50% 09/21/42, Sub Notes	$20,684,574	(1)
14,963	Zions Bancorporation, 6.95% to 09/15/23 then 3ML + 3.89%, 09/15/28, Sub Notes	429,344
		21,113,918

Financial Services — 0.0%
15,000	B. Riley Financial, Inc., 7.50% 05/31/27	383,025
		383,025

Insurance — 1.6%
$13,500,000	Liberty Mutual Insurance, 7.697% 10/15/97, 144A****	20,813,874	(1)(3)
		20,813,874

Energy — 0.7%
$6,717,000	Energy Transfer LP: Energy Transfer Operating LP, 8.25% 11/15/29	8,810,667	(1)(3)
		8,810,667
Communication — 0.5%
	Qwest Corporation:
127,729	6.50% 09/01/56	3,192,586
155,921	6.75% 06/15/57	3,951,631
		7,144,217
Miscellaneous Industries — 0.3%
$3,550,000	Pulte Group, Inc., 7.875% 06/15/32	4,366,500	(1)(3)
		4,366,500
	Total Corporate Debt Securities (Cost $50,980,686)	62,632,201
Money Market Fund — 1.1%
15,055,916	BlackRock Liquidity Funds: T-Fund, Institutional Class	15,055,916

	Total Money Market Fund (Cost $15,055,916)	15,055,916

Total Investments (Cost $1,241,965,681***)	99.4%	1,334,557,926

Other Assets And Liabilities (Net)	0.6%	7,796,630

Total Managed Assets	100.0%‡	$1,342,354,556

Loan Principal Balance		(449,575,000)

Total Net Assets Available To Common Stock		$892,779,556

Flaherty & Crumrine Preferred and Income Securities Fund Incorporated PORTFOLIO OF INVESTMENTS (Continued) August 31, 2019 (Unaudited)

§Date shown is maturity date unless referencing the end of the fixed-rate period of a fixed-to-floating rate security.

*Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.

**Securities distributing Qualified Dividend Income only.

***Aggregate cost of securities held.

****Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At August 31, 2019, these securities amounted to $354,841,505 or 26.4% of total managed assets.

(1)All or a portion of this security is pledged as collateral for the Fund’s loan. The total value of such securities was $815,446,616 at August 31, 2019.

(2)Perpetual security with no stated maturity date.

(3)All or a portion of this security has been rehypothecated. The total value of such securities was $418,776,206 at August 31, 2019.

(4)Represents the rate in effect as of the reporting date.

(5)Foreign Issuer.

†A Contingent Capital Security is a hybrid security with contractual loss-absorption characteristics.

‡The percentage shown for each investment category is the total value of that category as a percentage of total managed assets.

ABBREVIATIONS:

3ML—3-Month ICE LIBOR USD A/360

ISDA5— 5-year USD ICE Swap Semiannual 30/360

SOFRRATE—Secured Overnight Funding Rate, Federal Reserve Bank of New York

SW5—5-year USD Swap Semiannual 30/360

SW10—10-year USD Swap Semiannual 30/360

T5Y—Federal Reserve H.15 5-Yr Constant Maturity Treasury Semiannual yield

T10Y—Federal Reserve H.15 10-Yr Constant Maturity Treasury Semiannual yield

Flaherty & Crumrine Preferred and Income Securities Fund Incorporated

Financial Highlights(1)

For the period December 1, 2018 through August 31, 2019 (Unaudited)
For a Common Stock share outstanding throughout the period

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$18.02
INVESTMENT OPERATIONS:
Net investment income	0.97
Net realized and unrealized gain/(loss) on investments	2.16
Total from investment operations	3.13
DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
From net investment income	(1.01)
Total distributions to Common Stock Shareholders	(1.01)
Net asset value, end of period	$20.14
Market value, end of period	$20.54
Common Stock shares outstanding, end of period	44,326,864
RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
Net investment income†	6.77%	*
Operating expenses including interest expense	2.61%	*
Operating expenses excluding interest expense	0.88%	*

SUPPLEMENTAL DATA: ††
Portfolio turnover rate	12%	**
Total managed assets, end of period (in 000’s)	$1,342,355
Ratio of operating expenses including interest expense to average total managed assets	1.71%	*
Ratio of operating expenses excluding interest expense to average total managed assets	0.57%	*

(1)These tables summarize the nine months ended August 31, 2019 and should be read in conjunction with the Fund’s audited financial statements, including notes to the financial statements, in its Annual Report dated November 30, 2018.

*Annualized.

**Not annualized.

†The net investment income ratio reflects income net of operating expenses, including interest expense.

††Information presented under heading Supplemental Data includes loan principal balance.

Flaherty & Crumrine Preferred and Income Securities Fund Incorporated Financial Highlights (Continued) Per Share of Common Stock (Unaudited)

	Total Dividends Paid	Net Asset Value	NYSE Closing Price	Dividend Reinvestment Price(1)
December 31, 2018	$0.1140	$17.60	$16.73	$16.98
January 31, 2019	0.1120	18.63	18.34	18.48
February 28, 2019	0.1120	18.76	18.55	18.51
March 29, 2019	0.1120	18.98	18.91	18.98
April 30, 2019	0.1120	19.36	19.30	19.37
May 31, 2019	0.1120	19.29	19.68	19.29
June 28, 2019	0.1120	19.60	19.93	19.60
July 31, 2019	0.1120	19.98	20.31	19.98
August 30, 2019	0.1120	20.14	20.54	20.14

(1)Whenever the net asset value per share of the Fund’s Common Stock is less than or equal to the market price per share on the reinvestment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of Common Stock will be purchased in the open market.

Flaherty & Crumrine Preferred and Income Securities Fund Incorporated Notes to Financial Statements (Unaudited)

1.Aggregate Information for Federal Income Tax Purposes

At August 31, 2019, the aggregate cost of securities for federal income tax purposes was $1,252,526,183, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $100,173,637 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $18,141,894.

2.Additional Accounting Standards

Fair Value Measurements: The Fund has analyzed all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

●Level 1 – quoted prices in active markets for identical securities

●Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of levels are recognized at market value at the end of the period.

Flaherty & Crumrine Preferred and Income Securities Fund Incorporated Notes to Financial Statements (Unaudited) (Continued)

A summary of the inputs used to value the Fund’s investments as of August 31, 2019 is as follows:

	Total Value at August 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Preferred Stock & Hybrid Preferred Securities
Banking	$556,303,755	$467,596,671	$88,707,084	$—
Financial Services	22,336,238	19,615,263	2,720,975	—
Insurance	252,515,822	154,478,021	98,037,801	—
Utilities	96,991,898	53,467,542	43,524,356	—
Energy	73,337,736	71,003,436	2,334,300	—
Communication	4,571,798	4,571,798	—	—
Real Estate Investment Trust (REIT)	1,968,193	1,968,193	—	—
Miscellaneous Industries	40,117,617	7,544,167	32,573,450	—
Contingent Capital Securities
Banking	184,407,430	181,425,402	2,982,028	—
Insurance	24,319,322	—	24,319,322	—
Corporate Debt Securities
Banking	21,113,918	21,113,918	—	—
Financial Services	383,025	383,025	—	—
Insurance	20,813,874	—	20,813,874	—
Energy	8,810,667	—	8,810,667	—
Communication	7,144,217	7,144,217	—	—
Miscellaneous Industries	4,366,500	—	4,366,500	—
Money Market Fund	15,055,916	15,055,916	—	—
Total Investments	$1,334,557,926	$1,005,367,569	$329,190,357	$—

During the reporting period, there were no transfers into Level 1 from Level 2 or into Level 2 from Level 1. During the reporting period, there were no transfers into or out of Level 3.

The fair values of the Fund’s investments are generally based on market information and quotes received from brokers or independent pricing services that are approved by the Board of Directors and are unaffiliated with the Adviser. To assess the continuing appropriateness of security valuations, management, in consultation with the Adviser, regularly compares current prices to prior prices, prices across comparable securities, actual sale prices for securities in the Fund’s portfolio, and market information obtained by the Adviser as a function of being an active market participant.

Flaherty & Crumrine Preferred and Income Securities Fund Incorporated Notes to Financial Statements (Unaudited) (Continued)

Securities with quotes that are based on actual trades or actionable bids and offers with a sufficient level of activity on or near the measurement date are classified as Level 1. Securities that are priced using quotes derived from implied values, indicative bids and offers, or a limited number of actual trades—or the same information for securities that are similar in many respects to those being valued—are classified as Level 2. If market information is not available for securities being valued, or materially-comparable securities, then those securities are classified as Level 3. In considering market information, management evaluates changes in liquidity, willingness of a broker to execute at the quoted price, the depth and consistency of prices from pricing services, and the existence of observable trades in the market.